Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	18,453,987	31,907,320	18,410,654	300,000
Stock options [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	1,100,000	300,000
Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	17,353,987	17,353,987
Series C Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share		14,253,333	756,667